UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08902

               Exact Name of Registrant as specified in charter:
                         1838 Investment Advisors Funds

        Address of Principal Executive Officers: 2701 Renaissance Blvd.,
                       4th Fl., King of Prussia, PA 19406

            Name and address of agent for service: Daniel N. Mullen, 2701 Renaissance Blvd., 4th Fl., King of Prussia, PA 19406


                   Copies to: Panayiotis (Peter) S. Andreou,
                                113 King Street
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                   Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1: Schedule of Investments

ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


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
1838 International Equity Fund

Schedule of Investments                                                                                          January 31,2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Value
COMMON STOCK -- 99.02%                               Industry                                    Shares            (Note 2)
                                                     --------                                    ------            --------
Austria -- 1.91%
     Erste Bank Der Oester Spark                     Banks                                          12,900               637,319
                                                                                                                  --------------
Australia -- 2.10%
     BHP Billiton Ltd.                               Metal & Mining                                 55,730               702,668
                                                                                                                  --------------
Canada -- 2.94%
     Bank of Nova Scotia                             Banks                                          15,600               496,635
     Encana Corporation                              Oil & Gas                                       8,200               484,829
                                                                                                                  --------------
                                                                                                                         981,464
                                                                                                                  --------------
Denmark -- 1.32%
     Danske Bank A/S                                 Banks                                          15,100               441,083
                                                                                                                  --------------
Finland -- 1.68%
     Fortum OYJ                                      Electric-Intergrated                           31,400               560,761
                                                                                                                  --------------
France -- 7.93%
     AXA, Inc.                                       Insurance                                      22,400               543,695
     BNP Paribas                                     Banks                                           6,258               451,523
     Essilor International                           Health Care Equipment & Supplies                8,000               568,348
     LVMH Moet-Hennessy L. Vuitton SA                Consumer Durables & Apparel                     5,500               382,136
     Total SA (B Shares)                             Oil & Gas                                       3,300               707,632
                                                                                                                  --------------
                                                                                                                       2,653,334
                                                                                                                  --------------
Germany -- 11.44%
     Continental AG                                  Automobiles & Components                       11,400               791,023
     Deutsche Bank AG                                Banks                                           4,700               398,847
     E. ON AG                                        Electric Utilites                               8,345               747,545
     Puma AG                                         Consumer Durables & Apparel                     2,180               535,668
     SAP AG                                          Software                                        2,400               371,981
     Siemens AG                                      Industrial Conglomerate                         6,330               503,340
     Celesio AG                                      Pharmaceuticals                                 6,180               476,509
                                                                                                                  --------------
                                                                                                                       3,824,913
                                                                                                                  --------------
Greece -- 1.28%
     Coca-Cola Hellenic Bottling SA                  Beverages                                      18,200               429,415
                                                                                                                  --------------
Hong Kong -- 4.22%
     CNOOC Ltd.                                      Oil & Gas                                   1,120,800               592,738
     Esprit Holdings Ltd.                            Retailing                                     760,000               453,862
     China Resources Power Holdings                                                                 78,494               365,389
                                                                                                                  --------------
                                                                                                                       1,411,989
                                                                                                                  --------------
India -- 1.87%
     ICICI Bank Ltd. - Sponsored ADR                 Banks                                          31,790               625,309
                                                                                                                  --------------

                                       1

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
                                                                                                                     Value
COMMON STOCK -- 99.02%                               Industry                                    Shares            (Note 2)
                                                     --------                                    ------            --------
Ireland -- 5.02%
     Allied Irish Bank PLC.                          Banks                                          24,680               489,330
     Anglo Irish Bank Corp.                          Banks                                          31,460               766,881
     CRH PLC                                         Construction Materials                         16,000               423,602
                                                                                                                  --------------
                                                                                                                       1,679,813
                                                                                                                  --------------
Indonesia -- 1.19%
     PT Indonesian Satellite                         Telecommunication Services                     12,800               398,720
                                                                                                                  --------------
Israel -- 1.18%
     TEVA Pharmaceutical Ind. - ADR                  Pharmaceuticals                                13,700               393,601
                                                                                                                  --------------
Japan -- 18.59%
     Canon Inc.                                      Office Electronics                              8,900               464,550
     Casio Computer CO Ltd                           Electronic Equipment & Instruments             28,300               396,919
     Daiwa Securities Group                          Diversified Financial Services                 53,000               359,635
     Hoya Corp.                                      Health Care Equipment & Services                4,100               422,860
     JSR Corp.                                       Chemicals                                      19,000               404,040
     Kobe Steel Ltd.                                 Construction Materials                        257,000               409,888
     Kubota Corporation                              Machinery                                      90,000               481,949
     Omron Corp.                                     Electronic Equipment & Instruments             19,100               461,553
     Sharp Corp.                                     Household Durables                             28,000               429,520
     SMC Corp.                                       Machinery                                       3,700               432,749
     Sumitomo Realty & Dev. Co., Ltd.                Real Estate                                    35,000               489,875
     Terumo Corp.                                    Pharmaceuticals                                15,400               445,827
     Toray Industries Inc.                           Industrial Materials                           97,000               452,864
     Toyota Motor Corp.                              Automobiles & Components                       14,500               564,835
                                                                                                                  --------------
                                                                                                                       6,217,064
                                                                                                                  --------------
Mexico -- 2.27%
     America Movil SA (L Shares) - ADR               Wireless Telecommunication Services            14,300               758,758
                                                                                                                  --------------
Netherlands -- 4.95%
     ING Groep NV                                    Diversified Financial Services                 26,234               755,077
     Koninklijke Numico NV                           Food Products                                  12,700               486,388
     Reed Elsevier NV                                Media                                          30,600               412,847
                                                                                                                  --------------
                                                                                                                       1,654,312
                                                                                                                  --------------
Norway -- 1.69%
     Telenor ASA                                     Telecommunication Services                     61,500               566,285
                                                                                                                  --------------
Singapore -- 2.76%
     DBS Group Holdings Ltd.                         Banks                                          44,855               433,037
     Kepple Corp. Ltd.                               Diversified Financials                         86,900               488,501
                                                                                                                  --------------
                                                                                                                         921,538
                                                                                                                  --------------
Spain -- 3.45%
     Banco Popular Espanol SA                        Banks                                           7,900               524,170
     Grupo Ferrovial SA                              Construction & Engineering                     10,500               627,972
                                                                                                                  --------------
                                                                                                                       1,152,142
                                                                                                                  --------------
Sweden -- 2.56%
     Ericsson (LM) Tel - Sponsored ADR               Wireless Telecommunication Services            14,300               419,419
     Getinge AB (B Shares)                           Health Care Equipment & Services               33,600               437,635
                                                                                                                  --------------
                                                                                                                         857,054
                                                                                                                  --------------

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
                                                                                                                     Value
COMMON STOCK -- 99.02%                               Industry                                    Shares            (Note 2)
                                                     --------                                    ------            --------
Switzerland -- 4.09%
     Nestle SA - Sponsored ADR                       Food Products                                   6,400               420,160
     Novartis AG - Registered Shares                 Pharmaceuticals                                11,170               535,709
     SGS SA                                          Commercial Services                               583               412,294
                                                                                                                  --------------
                                                                                                                       1,368,163
                                                                                                                  --------------
United Kingdom -- 14.58%
     Barclays PLC                                    Banks                                          56,634               621,143
     BP PLC                                          Oil & Gas                                      83,200               821,494
     Capita Group PLC                                Commercial Services & Supplies                 53,300               360,145
     HSBC Holdings PLC                               Banks                                          27,200               450,944
     Reckitt Benckiser PLC                           Household Products                             14,805               440,357
     Royal Bank of Scotland Group PLC                Banks                                          16,093               534,820
     Sabmiller PLC                                   Brewery                                        30,490               467,533
     Tesco PLC                                       Food & Drug Retailing                          80,632               469,166
     Vodafone Airtouch PLC                           Wireless Telecommunication Services           274,730               711,185
                                                                                                                  --------------
                                                                                                                       4,876,787
                                                                                                                  --------------
     TOTAL COMMON STOCK (Cost $23,890,200)                                                                            33,112,492
                                                                                                                  --------------
SHORT-TERM INVESTMENT -- 0.97%
     Evergreen Institutional Money Market Fund - I Shares (Cost $325,136)                          325,136               325,136
                                                                                                                  --------------
TOTAL INVESTMENTS (Cost $24,215,336) t -- 99.99%                                                                      33,437,628

OTHER ASSETS AND LIABILITIES, NET -- 0.01%                                                                                 1,998
                                                                                                                  --------------
NET ASSETS -- 100.00%                                                                                                 33,439,626
                                                                                                                  ==============

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
1838 Fixed Income Fund

Schedule of Investments                                                                                         January 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Moody's/S&P       Principal           Value
CORPORATE BONDS -- 40.51%                                                        Rating           Amount           (Note 2)
                                                                             ------------      ----------         ----------
       Financial --  14.44%
            Capital One Financial Corp, 8.75%, 02/01/07                        Baa3/BBB-              185,000            202,016
            Chubb Corp., 3.95%, 04/01/08                                          A2/A                300,000            299,322
            Credit Suisse FB USA Inc., 3.875%, 01/15/09                          Aa3/A+               365,000            362,038
            Ford Motor Credit Co., 7.00%, 10/01/13                              A3/BBB-               185,000            194,984
            GE Global Insurance Holding, 7.00%, 02/15/26                         A1/A-                180,000            200,650
            General Motors Acceptance Corp., 4.375%, 12/10/07                   A3/BBB-               350,000            339,646
            Goldman Sachs Group Inc., 6.125%, 02/15/33                           Aa3/A+               180,000            192,739
            New York Life Insurance Co., 5.875%, 05/15/33, 144A                 Aa3/AA-               200,000            214,458
            Washington Mutual Inc., 4.375%, 01/15/08                             A3/A-                370,000            373,950
                                                                                                                  --------------
                                                                                                                       2,379,803
                                                                                                                  --------------
       Industrial & Miscellaneous -- 17.27%
            BAE Systems 2001 Asset Trust, 6.664%, 09/15/13, 144A*               Aaa/AAA               243,108            268,070
            Centex Corp., 4.75%, 01/15/08                                       Baa2/BBB              280,000            284,861
            Ford Motor Co., 7.45%, 07/16/31                                    Baa1/BBB-               85,000             84,800
            International Paper Co., 5.85%, 10/30/12                            Baa2/BBB              345,000            372,121
            Reed Elsevier Capital, 6.125%, 08/01/06                              A3/A-                335,000            345,520
            SAB Miller PLC, 6.625%, 08/15/33, 144A                             Baa1/BBB+              350,000            405,238
            Tyco International Group, 6.125%, 01/15/09                          Baa3/BBB              340,000            365,368
            United Mexican States, 4.625%, 10/08/08                            Baa2/BBB-              380,000            383,800
            Weyerhaeuser Co., 6.00%, 08/01/06                                   Baa2/BBB              325,000            336,214
                                                                                                                  --------------
                                                                                                                       2,845,992
                                                                                                                  --------------
       Telecommunications & Multimedia -- 8.80%
            AT&T Wireless Services Inc., 7.50%, 05/01/07                         Baa2/A               190,000            205,061
            AOL Time Warner, 6.125%, 04/15/06                                  Baa1/BBB+              180,000            185,451
            AOL Time Warner, 7.625%, 04/15/31                                  Baa1/BBB+              160,000            197,084
            British Telecom PLC, 7.625%, 12/15/05                               Baa1/A-               175,000            209,251
            Comcast Corp., 7.05%, 03/15/33                                      Baa3/BBB               35,000             41,089
            France Telecom, 7.75%, 03/01/11                                    Baa2/BBB+              280,000            334,135
            GTE North Inc., 6.73%, 02/15/28                                      A1/A+                260,000            277,802
                                                                                                                  --------------
                                                                                                                       1,449,873
                                                                                                                  --------------
            Total Corporate Bonds (Cost $6,494,199)                                                                    6,675,668
                                                                                                                  --------------

                                       4

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

                                                                              Moody's/S&P       Principal           Value
                                                                                Rating           Amount           (Note 2)
                                                                             ------------      ----------         ----------
ASSET BACKED SECURITIES -- 11.84%
            Bear Stearns Commercial Mortgage Sec., Ser. 1999-WF2, Cl. A2,
            7.08%, 06/15/09                                                     Aaa/AAA               285,000            317,039
            Carmax Auto Owner Trust, Ser. 2004-1, Cl. A3,
            2.66%, 05/15/08                                                     Aaa/AAA               425,000            421,047
            Drivetime Auto Owner Trust, Ser. 2004-A,  Cl. A3,
            2.419%, 08/15/08, 144A                                              Aaa/AAA               410,000            404,106
            Franklin Auto Trust, Ser. 2003-1, Cl. A4,
            2.27%, 05/20/11                                                     Aaa/AAA               380,000            371,720
            Long Beach Auto Receivables Trust, Ser. 2003-A, Cl. A3,
            2.021%, 07/15/07                                                    Aaa/AAA               242,978            241,981
            TF Auto Receivables Owner Trust, Ser. 2002-1, Cl. A3,
            3.00%, 05/12/09, 144A                                               Aaa/AAA               195,668            195,546
                                                                                                                  --------------
            Total Asset Backed Securities (Cost $1,932,982)                                                            1,951,439
                                                                                                                  --------------
MORTGAGE BACKED SECURITIES -- 33.00%
            FGCI, Pool # E92496, 5.50%, 11/01/17                                Aaa/AAA                14,851             15,326
            FGCI, Pool # B13342, 5.50%, 04/01/19                                Aaa/AAA               165,883            171,105
            FGCI, Pool # B13580, 5.00%, 04/01/19                                Aaa/AAA               192,377            195,536
            FGLMC, Pool # C72047, 7.00%, 04/11/32                               Aaa/AAA                 4,262              4,511
            FGLMC, Pool # A00930, 10.00%, 05/01/20                              Aaa/AAA                 5,342              5,918
            FGLMC, Pool # A22212, 5.50%, 05/01/34                               Aaa/AAA               311,912            318,138
            FGLMC, Pool # C80342, 6.50%, 09/01/25                               Aaa/AAA                26,062             27,387
            FGLMC, Pool # D85515, 6.50%, 01/01/28                               Aaa/AAA               171,540            180,051
            FGLMC, Pool # C16503, 6.50%, 10/01/28                               Aaa/AAA                 2,097              2,200
            FGLMC, Pool # A14640, 5.00%, 10/01/33                               Aaa/AAA               625,639            626,304
            FHLMC Pool # C01361, 6.00%, 05/01/32                                Aaa/AAA               180,598            186,633
            FHLMC Pool # C00967, 8.5%, 02/01/30                                 Aaa/AAA                88,297             96,157
            FNCI, Pool # 303728, 6.00%, 01/01/11                                Aaa/AAA               162,400            170,255
            FNCI, Pool # 535003, 7.00%, 11/01/14                                Aaa/AAA                90,248             95,555
            FNCI, Pool # 357279, 6.00%, 05/01/17                                Aaa/AAA               265,031            277,533
            FNCI, Pool # 701353, 5.00%, 04/01/18                                Aaa/AAA               134,146            138,540
            FNCI, Pool # 780962, 4.50%, 05/01/19                                Aaa/AAA               224,299            224,156
            FNCI, Pool # 695852, 5.00%, 05/01/18                                Aaa/AAA               283,953            288,766
            FNCI, Pool # 722798, 5.00%, 05/01/19                                Aaa/AAA               227,184            231,034
            FNCL, Pool # 481429, 6.00%, 01/01/29                                Aaa/AAA               398,740            411,926
            FNCL, Pool # 522898, 8.00%, 01/01/30                                Aaa/AAA                74,354             80,897
            FNCL, Pool # 526025, 8.00%, 01/01/30                                Aaa/AAA                48,272             52,390
            FNCL, Pool # 704096, 5.50%, 05/01/33                                Aaa/AAA               712,183            726,113
            FNCL, Pool # 743430, 5.50%, 10/01/33                                Aaa/AAA               366,172            373,334
            GNSF, Pool # 6937, 8.50%, 12/15/05                                  Aaa/AAA                   367                372
            GNSF, Pool # 780374, 7.50%, 12/15/23                                Aaa/AAA               159,754            172,616
            GNSF, Pool # 417239, 7.00%, 02/15/26                                Aaa/AAA               233,265            248,429
            GNSF, Pool # 569684, 6.00%, 02/15/32                                Aaa/AAA               108,460            112,802
            GNSF, Pool # 588967, 6.00%, 11/15/32                                Aaa/AAA                 3,673              3,820
                                                                                                                  --------------
            Total Mortgage Backed Securities (Cost $5,303,020)                                                         5,437,804
                                                                                                                  --------------

                                       5

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

                                                                              Moody's/S&P       Principal           Value
                                                                                Rating           Amount           (Note 2)
                                                                             ------------      ----------         ----------
U.S. AGENCY OBLIGATIONS -- 7.92%
            Freddie Mac MTN., 5%, 7/15/14                                       Aaa/AAA               210,000            218,624
            FHLMC, 5.125%, 11/07/13                                             Aaa/AAA               250,000            251,826
            FHLMC, Sub. Notes, 6.25%, 03/05/12                                  Aa2/AA-               335,000            348,857
            FNMA, 6.00%, 5/15/08                                                Aaa/AAA               170,000            181,713
            FNMA, 3.125%, 03/16/09                                              Aaa/AAA               145,000            140,631
            Freddie Mac MTN., 3.60%, 05/7/08                                    Aaa/AAA               165,000            164,476
                                                                                                                  --------------
            Total U.S. Government Agency Obligations (Cost $1,303,319)                                                 1,306,127
                                                                                                                  --------------
U.S. TREASURY OBLIGATIONS** -- 3.93%
            U.S. Treasury Notes, 1.50%, 03/31/06                                Aaa/AAA                35,000             34,397
            U.S. Treasury Notes, 2.75%, 06/30/06                                Aaa/AAA               225,000            223,875
            U.S. Treasury Notes, 3.125%, 04/15/09                               Aaa/AAA                90,000             88,323
            U.S.Treasury Bonds, 5.375%, 02/15/31                                Aaa/AAA               270,000            302,031
                                                                                                                  --------------
            Total U.S. Treasury Obligations (Cost $638,102)                                                              648,626
                                                                                                                  --------------
SHORT-TERM INVESTMENTS -- 1.98%                                                                       Shares
                                                                                                    ----------
            Evergreen Institutional Money Market Fund - I Shares (Cost $325,615)                      325,615            325,615
                                                                                                                  --------------
TOTAL INVESTMENTS (Cost $15,997,237) -- 99.18%                                                                        16,345,279
OTHER ASSETS AND LIABILITIES, NET-- 0.82%                                                                              134,881
                                                                                                                  --------------
NET ASSETS -- 100.00%                                                                                                 16,480,160
                                                                                                                  ==============


144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of January 31, 2005, these securities amounted to 2.93% of net assets. These securities have been determined to be liquid under the guidelines approved by the Board of Trustees.

*    The bond's principal and interest payments are insured by MBIA, Inc., the parent company of the Fund's sub-adviser, MBIA Capital Management Corp.

**   While no ratings are shown for U.S. Government Agency Obligations and U.S. Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's AAA rating and S&P's Aaa rating.

                                   Signatures


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds

BY: /s/ Ross K. Chapin
    ----------------------------------
    Ross K. Chapin
    President, Chief Executive Officer

Date: March 22, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Ross K. Chapin
    ----------------------------------
    Ross K. Chapin
    President, Chief Executive Officer
    (Principal Executive Officer)

Date: March 22, 2005

BY: /s/  Daniel N. Mullen
    -----------------------------
    Daniel N. Mullen
    Treasurer
    (Principal Financial Officer)

Date: March 22, 2005